................................
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                                                .OMB Number:          3235-0006.
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                                                ................................

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                  ---------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Satellite Asset Management, L.P.
Address:    623 Fifth Avenue, 20th Floor
            New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian S. Kriftcher
Title:      Chief Operating Officer and Principal
Phone:      (212) 209-2050

Signature, Place, and Date of Signing:


/s/ Brian S. Kriftcher              New York, New York          May 15, 2003
------------------------            ------------------          ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                              0
                                                         --------

Form 13F Information Table Entry Total:                        49
                                                         --------

Form 13F Information Table Value Total:                  $391,324
                                                         --------
                                                        (thousands)


--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE

                                                   FORM 13F INFORMATION TABLE
                                                   SATELLITE ASSET MANAGEMENT
                                                FOR QUARTER ENDED MARCH 31, 2003

                     Title                 Value
                     of                    (x          Shrs or      SH/   Put/  Investment    Other            Voting Authority
Name of Issuer       Class    CUSIP        $1000)      prn amt      PRN   Call  Discretion    Managers    Sole       Shared     None

------------------------------------------------------------------------------------------------------------------------------------
AES CORP             SDCV
                     4.500%
                     8/1      00130HAN5    $  7,995    12,300,000   PRN         SOLE                      12,300,000
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC       NOTE
                     6.000%
                     3/2      00808VAA3    $  31,075   31,075,200   PRN         SOLE                      31,075,200
------------------------------------------------------------------------------------------------------------------------------------
AMBAC FINL GROUP
INC                  COM      023139108    $  1,515        30,000   SH          SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY     NOTE
INC                  5.000%
                     3/1      031652AH3    $  7,920    12,000,000   PRN         SOLE                      12,000,000
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC           COM      03840P102    $  624         300,000   SH          SOLE                         300,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION          COM      060505104    $  3,342        50,000   SH          SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
BANK MONTREAL QUE    COM      063671101    $  1,500        55,000   SH          SOLE                          55,000
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS
INC                  COM      073902108    $  3,280        50,000   SH          SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY W R CORP     COM      084423102    $  1,714        40,000   SH          SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY
INC DEL              CL B     084670207    $  1,709           800   SH          SOLE                             800
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         NOTE
                     4.000%
                     12/2     131347BA3    $  69,042  113,185,000   PRN         SOLE                     113,185,000
------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP         COM      172474108    $  6,322       187,900   SH          SOLE                         187,900
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC        COM      172967101    $  3,445       100,000   SH          SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES
INC                  COM      20449H109    $  2,188        70,000   SH          SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC           CL A     26816Q101    $  261         100,000   SH          SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC    NOTE
                     6.000%
                     2/0      269246AB0    $  8,114    10,677,000   PRN         SOLE                      10,677,000
------------------------------------------------------------------------------------------------------------------------------------
ELAN FINANCE CORP    NOTE 12/1284129AC7    $  54,457  121,017,000   PRN         SOLE                      121,017,000
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP
LTD                  COM      G3223R108    $  4,004        70,000   SH          SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP             COM      313400301    $  2,655        50,000   SH          SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG
ASSN                 COM      313586109    $  2,287        35,000   SH          SOLE                          35,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA
FINL GP INC          COM      33582V108    $  1,175       100,000   SH          SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST TENN NATL
CORP                 COM      337162101    $  3,176        80,000   SH          SOLE                          80,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS
GROUP INC            COM      38141G104    $  1,702        25,000   SH          SOLE                          25,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP     SDCV
                     3.250%
                     4/0      421924AF8    $  720       6,000,000   SH          SOLE                       6,000,000
------------------------------------------------------------------------------------------------------------------------------------

                                                   SATELLITE ASSET MANAGEMENT
                                                FOR QUARTER ENDED MARCH 31, 2003

                     Title                 Value
                     of                    (x          Shrs or      SH/   Put/  Investment    Other            Voting Authority
Name of Issuer       Class    CUSIP        $1000)      prn amt      PRN   Call  Discretion    Managers    Sole       Shared     None

------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS INC      COM      46126P106    $  5,214       260,600   SH          SOLE                         260,600
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS
INC                  COM      524908100    $  1,155        20,000   SH          SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP
INC                  COM      534187109    $  1,680        60,000   SH          SOLE                          60,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP            COM      55262L100    $  1,053        70,000   SH          SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &
CO INC               COM      590188108    $  1,239        35,000   SH          SOLE                          35,000
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC          COM      59156R108    $  2,110        80,000   SH          SOLE                          80,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP          COM      604675108    $  160         100,000   SH          SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP          DBCV
                     5.750%
                     7/1      604675AC2    $  750       1,500,000   PRN         SOLE                       1,500,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP          DBCV
                     2.500%
                     6/1      604675AB4    $  38,640   69,000,000   PRN         SOLE                      69,000,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP   COM      635405103    $  3,342       120,000   SH          SOLE                         120,000
------------------------------------------------------------------------------------------------------------------------------------
OHIO CAS CORP        COM      677240103    $  1,292       100,000   SH          SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP    COM      680223104    $  2,140        80,000   SH          SOLE                          80,000
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP            COM      69331C108    $  6,725       500,000   SH          SOLE                         500,000
------------------------------------------------------------------------------------------------------------------------------------
PANAMERICAN BEVER-
AGES INC             CL A     P74823108    $  9,083       419,000   SH          SOLE                         419,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP       COM      71713U102    $  50,453    1,165,210   SH          SOLE                       1,165,210
------------------------------------------------------------------------------------------------------------------------------------
PREMIERE TECHNOLO-   NOTE
GIES INC             5.750%
                     7/0      74058FAC6    $  28,534   32,425,000   PRN         SOLE                      32,425,000
------------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP  COM      74406A102    $  1,574       240,000   SH          SOLE                         240,000
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE
HLDGS LTD            COM      G7496G103    $  1,602        40,000   SH          SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP        COM      767754104    $  1,120       500,000   SH          SOLE                         500,000
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP    COM      845905108    $  1,523       110,000   SH          SOLE                         110,000
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY
CAS CORP NEW         CL A     89420G109    $  1,761       125,000   SH          SOLE                         125,000
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND
NEW                  COM      929903102    $  2,725        80,000   SH          SOLE                          80,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
NEW                  COM      949746101    $  3,149        70,000   SH          SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP
HOLDINGS LTD         SHS      G96655108    $  1,939        70,000   SH          SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
ZIONS
BANCORPORATION       COM      989701107    $  2,139        50,000   SH          SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------

   REPORT
   SUMMARY:  49 DATA RECORDS               $391,324         0 OTHER MANAGERS ON
                                                            WHOSE BEHALF REPORT
                                                            IS FILED